Assumptions Used to Determine Compensation Cost for the Company's Non-Qualified Stock Options Issued (Detail) - Nonqualified Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value per share	$ 9.41	$ 9.30	$ 8.91
Expected dividend yield	0.59%	0.53%	0.57%
Risk-free interest rate	1.61%	0.87%	0.93%
Expected volatility	21.60%	24.70%	26.00%
Expected life (years)	5 years 1 month 18 days	4 years 11 months 23 days	5 years 1 month 6 days